INVESTMENT IN UNCONSOLIDATED AFFILIATES (Details) - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2012	Dec. 31, 2015	Dec. 31, 2014
Investment in unconsolidated affiliates
Total equity method investments		$ 338	$ 341
Total investments		347	350
Cumulative capital contributions, net of license fees from joint venture		85
International Diol Company
Investment in unconsolidated affiliates
Investment in cost method unconsolidated affiliates		$ 5	5
Ownership percentage in cost method unconsolidated affiliates		4.00%
White Mountain Titanium Corporation
Investment in unconsolidated affiliates
Investment in cost method unconsolidated affiliates		$ 3	3
Ownership percentage in cost method unconsolidated affiliates		3.00%
Louisiana Pigment Company, L.P.
Investment in unconsolidated affiliates
Total equity method investments		$ 84	91
Ownership interest (as a percent)		50.00%
BASF Huntsman Shanghai Isocyanate Investment BV
Investment in unconsolidated affiliates
Total equity method investments		$ 116	100
Ownership interest (as a percent)		50.00%
BASF Huntsman Shanghai Isocyanate Investment BV | SLIC
Investment in unconsolidated affiliates
Ownership interest held by equity method investee that creates an indirect ownership interest by the reporting entity (as a percent)		70.00%
Indirect ownership interest in an unaffiliated entity (as a percent)		35.00%
Nanjing Jinling Huntsman New Material Co., Ltd.
Investment in unconsolidated affiliates
Total equity method investments		$ 120	122
Ownership interest (as a percent)		49.00%
Jurong Ningwu New Materials Development Co Ltd.
Investment in unconsolidated affiliates
Total equity method investments		$ 18	16
Ownership interest (as a percent)		30.00%
Nippon Aqua Co., Ltd.
Investment in unconsolidated affiliates
Total equity method investments			$ 12
Ownership interest (as a percent)			15.00%
Others
Investment in unconsolidated affiliates
Investment in cost method unconsolidated affiliates		$ 1	$ 1
Sinopec (Nanjing Jingling)
Investment in unconsolidated affiliates
Total equity method investments		$ 85
Other information
Huntsman share of joint venture (as a percent)	49.00%
Joint venture partner share of joint venture (as a percent)	51.00%